Acquisitions of businesses	12 Months Ended
Dec. 31, 2017
Statement [line items]
Acquisition of businesses
23. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2017	2016	2015

Currently marketed products		451	12 970

Acquired research & development	1 223	690	730

Other intangible assets			15

Deferred tax assets	8	39	555

Inventories		4

Trade receivables and other current assets		1	3

Cash and cash equivalents	20	1	25

Payables and other liabilities including deferred tax liabilities	– 326	– 372	– 212

Net identifiable assets acquired	925	814	14 086

Acquired liquidity	– 20	– 1	– 25

Goodwill	94	56	2 438

Net assets recognized as a result of business combinations	999	869	16 499

Note 2 details significant acquisition of businesses, which were Ziarco and Encore in 2017, were Transcend and Reprixys in 2016, and were the GSK Oncology products, Spinifex and Admune in 2015. The goodwill arising out of these acquisitions is attributable to buyer-specific synergies, the assembled workforce and the accounting for deferred tax liabilities on the acquired assets. No goodwill from 2017 is tax-deductible. Goodwill of USD 18 million from 2016 and of USD 2.4 billion from 2015 is tax deductible.